SUBSEQUENT EVENTS (Details) - USD ($)	May 08, 2026	Mar. 31, 2026	Mar. 31, 2025
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Subscription price per share		1.2
Class B
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Subsequent event | Class B
SUBSEQUENT EVENTS
Ordinary shares issued in the initial public offering (in shares)	4,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001
Gross cash consideration	$ 2,000,000
Subsequent event | Class B | China Construction Bank ("CCB")
SUBSEQUENT EVENTS
Subscription price per share	$ 0.5
Subsequent event | Class B | Altiverse Capital Limited
SUBSEQUENT EVENTS
Ordinary shares issued in the initial public offering (in shares)	2,000,000
Gross cash consideration	$ 1,000,000
Subsequent event | Class B | Summitway Holding Limited
SUBSEQUENT EVENTS
Ordinary shares issued in the initial public offering (in shares)	2,000,000
Gross cash consideration	$ 1,000,000